Restatement of Previously Issued Financial Statements (Tables)	7 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule Of Restatement Of Balance Sheet [Table Text Block]

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$484,520,512	$—	$484,520,512

Liabilities and stockholders’ equity
Total current liabilities	$211,262	$—	$211,262
Deferred underwriting commissions	16,905,000	—	16,905,000
Warrant liabilities	—	13,292,400	13,292,400

Total liabilities	17,116,262	13,292,400	30,408,662
Class A common stock, $0.0001 par value; shares subject to possible redemption	462,404,240	(13,292,400)	449,111,840
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	206	133	339
Class B common stock - $0.0001 par value	1,208	—	1,208
Additional paid-in-capital	5,135,568	4,673,211	9,808,779
Accumulated deficit	(136,972)	(4,673,344)	(4,810,316)

Total stockholders’ equity	5,000,010	—	5,000,010

Total liabilities and stockholders’ equity	$484,520,512	$—	$484,520,512

	As of August 7, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$422,012,234	$—	$422,012,234

Liabilities and stockholders’ equity
Total current liabilities	$592,438	$—	$592,438
Deferred underwriting commissions	14,700,000	—	14,700,000
W’arrant liabilities	—	7,696,000	7,696,000

Total liabilities	15,292,438	7,696,000	22,988,438
Class A common stock, $0.0001 par value; shares subject to possible redemption	401,719,790	(7,696,000)	394,023,790
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	183	77	260
Class B common stock - $0.0001 par value	1,208	—	1,208
Additional paid-in-capital	5,050,490	8,257	5,058,747
Accumulated deficit	(51,875)	(8,334)	(60,209)

Total stockholders’ equity	5,000,006	—	5,000,006

Total liabilities and stockholders’ equity	$422,012,234	$—	$422,012,234

Schedule Of Restatement Of Statement Of Operations [Table Text Block]

	For the Period from May 19, 2020 (inception) to December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(342,013)	$—	$(342,013)
Change in fair value of warrant liabilities	—	(4,664,000)	(4,664,000)
Offering costs associated with private placement warrants	—	(9,344)	(9,344)
Net gain from investments held in Trust Account	227,051	—	227,051

Loss before income tax expense	(114,962)	(4,673,344)	(4,788,306)
Income tax expense	22,010	—	22,010

Net loss	$(136,972)	$(4,673,344)	$(4,810,316)

Weighted average Class A common stock outstanding, basic and diluted	48,042,857	—	48,042,857
Basic and diluted net income per Class A common stock	$—	$—	$0.00
Weighted average Class B common stock outstanding, basic and diluted	11,509,432	—	11,509,432
Basic and diluted net loss per Class B common stock	$(0.02)	$—	$(0.43)

Schedule Of Restatement Of Statement Of Cash Flows [Table Text Block]

	For the Period from May 19, 2020 (inception) to December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net cash used in operating activities	(599,792)	—	(599,792)
Net cash used in investing activities	(483,000,000)		(483,000,000)
Net cash provided by financing activities	484,520,841		484,520,841

Net change in cash	$921,049	$—	$921,049